Capital Stock - Additional Information (Detail)		12 Months Ended
	Nov. 10, 2015 shares	Dec. 31, 2015 Vote shares
Equity [Abstract]
Preference shares included in authorized capital stock		99,760,000
Shares issued or outstanding		0
Number of votes per share | Vote		1
Number of common stock shares to be purchased under the Bid	40,000,000
Percentage of issued and outstanding common shares	9.90%
Commencement date of Bid		Nov. 13, 2015
Termination date of Bid		Nov. 12, 2016